UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.   20549

                              FORM 13F

                        FORM 13F COVER PAGE

    Report for Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.): [  ]  is a restatement.
                                   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lighthouse Capital Management
Address: 10000 Memorial Drive
         Suite 660
         Houston, TX  77024

13F File Number:  28-5076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on the behalf of Reporting Manager:

Name:    Christine Cobb
Title:   Compliance Officer
Phone:   713-688-6881
Signature, Place, and Date of Signing:

    /s/ Christine Cobb   Houston, Texas   May 4, 2006

Report Type  (Check only one.):

[ X]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of other managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE



Report Summary:

Number of other Included Managers:	0
Form 13F Information Table Entry Total: 78
Form 13F Information Table Value Total: 227,482

List of Other Included Managers:

     No.   13F File Number        Name

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecommunications         Common Stocks    000886309     4034   157625 SH       SOLE                   157625
AFC Enterprises                Common Stocks    00104Q107     3653   262800 SH       SOLE                   262800
Allstate                       Common Stocks    020002101     3312    63567 SH       SOLE                    63567
Alpha Natural Resources        Common Stocks    02076X102     3205   138500 SH       SOLE                   138500
AmSurg Corp.                   Common Stocks    03232P405     3417   150605 SH       SOLE                   150605
Anadarko Petroleum             Common Stocks    032511107     2996    29661 SH       SOLE                    29661
Analog Devices                 Common Stocks    032654105     2423    63269 SH       SOLE                    63269
Apollo Group CL A              Common Stocks    037604105     4125    78550 SH       SOLE                    78550
Apria Healthcare Group         Common Stocks    037933108     4100   178409 SH       SOLE                   178409
Arlington Tanker Ltd           Common Stocks    G04899103     5975   259766 SH       SOLE                   259766
Aspreva Pharmaceuticals        Common Stocks    04538T109     5442   218650 SH       SOLE                   218650
AT&T (formerly SBC)            Common Stocks    845333103      351    12991 SH       SOLE                    12991
Autoliv                        Common Stocks    052800109     3013    53250 SH       SOLE                    53250
Aviza Technology               Common Stocks    05381A105      302    70787 SH       SOLE                    70787
Bottomline Technologies        Common Stocks    101388106     1029    74950 SH       SOLE                    74950
Buffalo Wild Wings             Common Stocks    119848109     2356    56650 SH       SOLE                    56650
Cache                          Common Stocks    127150308      586    31960 SH       SOLE                    31960
Career Education               Common Stocks    141665109     6012   159350 SH       SOLE                   159350
Casual Male Retail Group       Common Stocks    148711104     3058   313950 SH       SOLE                   313950
CBS Corp 'B'                   Common Stocks    124857202     3497   145849 SH       SOLE                   145849
CEC Entertainment              Common Stocks    125137109     2780    82683 SH       SOLE                    82683
Celgene                        Common Stocks    151020104     2742    62000 SH       SOLE                    62000
Christopher & Banks            Common Stocks    171046105     2266    97627 SH       SOLE                    97627
Clark Inc.                     Common Stocks    181457102     3127   264750 SH       SOLE                   264750
Clear Channel Communications   Common Stocks    184502102     5413   186590 SH       SOLE                   186590
Collegiate Pacific             Common Stocks    194589206      896    82550 SH       SOLE                    82550
Corinthian Colleges            Common Stocks    218868107     3745   260050 SH       SOLE                   260050
Digi International             Common Stocks    253798102     4629   396700 SH       SOLE                   396700
Eagle Bulk Shipping            Common Stocks    Y2187A101     6232   446750 SH       SOLE                   446750
Eaton Vance Ltd Duration       Common Stocks    27828H105     1770   102437 SH       SOLE                   102437
Enbridge Energy Partners       Common Stocks    29250R106      456    10425 SH       SOLE                    10425
Enterprise Prd Prtners LP      Common Stocks    293792107      845    34241 SH       SOLE                    34241
Epix Pharmaceuticals           Common Stocks    26881Q101     1266   361652 SH       SOLE                   361652
Exxon Mobil                    Common Stocks    30231G102      779    12805 SH       SOLE                    12805
Felcor Lodging Pfd             Preferred Stocks 31430F200     2279    91175 SH       SOLE                    91175
First Data                     Common Stocks    319963104     3789    80929 SH       SOLE                    80929
Frontline Ltd                  Common Stocks    G3682E127     2557    76342 SH       SOLE                    76342
Genco Shipping & Trading       Common Stocks    Y2685T107     4322   253950 SH       SOLE                   253950
Haverty Furniture              Common Stocks    419596101     2654   184925 SH       SOLE                   184925
Hub International              Common Stocks    44332P101     1753    62550 SH       SOLE                    62550
ICON Plc ADR                   Common Stocks    45103T107     4500    92050 SH       SOLE                    92050
Int'l Rectifier 4.25% 7-13-07  Conv Bonds       460254AE5     1286  1323000 SH       SOLE                  1323000
International Rectifier        Common Stocks    460254105     5416   130720 SH       SOLE                   130720
Intevac                        Common Stocks    461148108     2832    98400 SH       SOLE                    98400
ISIS Pharmaceuticals           Common Stocks    464330109     2880   319675 SH       SOLE                   319675
Keithley Instruments           Common Stocks    487584104     3288   214092 SH       SOLE                   214092
Mediacom 5.25% 7/1/06          Conv Bonds       58446KAA3     2499  2557000 SH       SOLE                  2557000
Multi-Fineline Electronix      Common Stocks    62541B101     2645    45225 SH       SOLE                    45225
National Oilwell Varco         Common Stocks    637071101     2840    44295 SH       SOLE                    44295
Navigant International         Common Stocks    63935R108     3137   255485 SH       SOLE                   255485
NBTY, Inc.                     Common Stocks    628782104     3459   153600 SH       SOLE                   153600
Newport Corp                   Common Stocks    651824104     2739   145239 SH       SOLE                   145239
NPS Pharmaceuticals            Common Stocks    62936P103     1950   228309 SH       SOLE                   228309
Oplink Communications          Common Stocks    68375Q106     1127    64982 SH       SOLE                    64982
OSI Systems, Inc.              Common Stocks    671044105     2929   138625 SH       SOLE                   138625
Pacer International            Common Stocks    69373H106     2081    63666 SH       SOLE                    63666
Pep Boys 4.25%  6/1/07         Conv Bonds       713278AP4     2442  2492000 SH       SOLE                  2492000
Per-Se Technologies Inc        Common Stocks    713569309      618    23174 SH       SOLE                    23174
Plains All Amern Pipeline LP   Common Stocks    726503105     4176    92846 SH       SOLE                    92846
Pogo Producing                 Common Stocks    730448107     3307    65821 SH       SOLE                    65821
Precision Drilling Trust       Common Stocks    740215108     4238   131050 SH       SOLE                   131050
Quanta Services 4% 7/1/07      Conv Bonds       74762EAA0     3099  3194000 SH       SOLE                  3194000
R H Donnelley                  Common Stocks    74955W307     2189    37600 SH       SOLE                    37600
Salix Pharmaceuticals          Common Stocks    795435106     5194   314600 SH       SOLE                   314600
Salomon Bros Worldwide 2008    Common Stocks    79548R103     2407   219856 SH       SOLE                   219856
Ship Finance                   Common Stocks    G81075106     2951   171953 SH       SOLE                   171953
SigmaTel                       Common Stocks    82661W107      415    47500 SH       SOLE                    47500
SpectraLink                    Common Stocks    847580107     2795   222705 SH       SOLE                   222705
St. Paul Travelers             Common Stocks    792860108     4184   100118 SH       SOLE                   100118
Syneron Medical                Common Stocks    M87245102     3844   131600 SH       SOLE                   131600
Sypris Solutions               Common Stocks    871655106     3331   353243 SH       SOLE                   353243
Tempur-Pedic International     Common Stocks    88023U101     5223   369100 SH       SOLE                   369100
TEPPCO Partners LP             Common Stocks    872384102      647    17825 SH       SOLE                    17825
Triad Hospitals                Common Stocks    89579K109     3458    82525 SH       SOLE                    82525
Ultra Petroleum                Common Stocks    903914109     4930    79120 SH       SOLE                    79120
Universal Display              Common Stocks    91347P105     1208    84026 SH       SOLE                    84026
Viacom CL B NEW                Common Stocks    92553P201     2634    67885 SH       SOLE                    67885
West Marine                    Common Stocks    954235107     1397    93100 SH       SOLE                    93100